Data Compare Summary (Total)
Run Date - 12/12/2023 1:35:44 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	2,416	0.00%	3,693
Amortization Type	0	1,802	0.00%	3,693
Appraised Value	571	1,244	45.90%	3,693
Borrower First Name	18	1,377	1.31%	3,693
Borrower Last Name	17	1,384	1.23%	3,693
Borrower Middle Name	156	407	38.33%	3,693
Borrower Qualifying FICO	4	1,802	0.22%	3,693
Borrower Self-Employed?	0	2	0.00%	3,693
Borrower SSN	0	612	0.00%	3,693
City	6	1,891	0.32%	3,693
Coborrower First Name	3	207	1.45%	3,693
Coborrower Last Name	3	207	1.45%	3,693
Coborrower Middle Name	39	121	32.23%	3,693
Coborrower Qualifying FICO	4	711	0.56%	3,693
Coborrower SSN	0	207	0.00%	3,693
First Payment Date	0	612	0.00%	3,693
Interest Only	0	630	0.00%	3,693
Investor: Qualifying Total Debt Ratio	1,887	3,049	61.89%	3,693
Lien Position	0	2	0.00%	3,693
LTV Valuation Value	2	647	0.31%	3,693
Margin	1	2	50.00%	3,693
MERS Min Number	448	612	73.20%	3,693
Note Date	0	7	0.00%	3,693
Occupancy	0	3,046	0.00%	3,693
Original CLTV	103	3,693	2.79%	3,693
Original HCLTV	0	5	0.00%	3,693
Original Interest Rate	152	1,891	8.04%	3,693
Original Loan Amount	28	1,891	1.48%	3,693
Original LTV	1,231	3,693	33.33%	3,693
Original P&I	39	1,244	3.14%	3,693
Original Term	0	647	0.00%	3,693
Originator Application Date	2	3	66.67%	3,693
Other Financing - Lien Position 1 - Current Balance	2	3	66.67%	3,693
Property Type	91	3,688	2.47%	3,693
Purpose	0	2,432	0.00%	3,693
Refi Purpose	0	2,430	0.00%	3,693
Representative FICO	6	1,888	0.32%	3,693
State	0	1,891	0.00%	3,693
Street	6	1,383	0.43%	3,693
Zip	9	3,693	0.24%	3,693
Total	4,828	53,472	9.03%	3,693